Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 97.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	165,605	$1,752,099
PGIM Global Real Estate Fund (Class R6)	89,758	1,737,717
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	67,538	680,783
PGIM QMA Commodity Strategies Fund (Class R6)	192,236	1,420,626
PGIM QMA Emerging Markets Equity Fund (Class R6)	107,375	1,041,536
PGIM QMA International Developed Markets Index Fund (Class R6)	439,208	4,484,317
PGIM QMA Large-Cap Core Equity Fund (Class R6)	664,597	9,330,938
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	153,660	1,350,668
PGIM QMA US Broad Market Index Fund (Class R6)	421,752	5,537,600
PGIM TIPS Fund (Class R6)	305,042	3,135,831
PGIM Total Return Bond Fund (Class R6)	246,142	3,509,987

Total Long-Term Investments (cost $34,488,405)		33,982,102

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $721,493)	721,493	721,493

TOTAL INVESTMENTS 100.0% (cost $35,209,898)(w)		34,703,595
Other assets in excess of liabilities 0.0%		6,934

Net Assets 100.0%		$34,710,529

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds